Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension remeasurements:
Remeasurements of defined benefit plans, Gross	€ 414	€ 388	€ 723
Net change during the year, Gross	414	388	723
Remeasurements of defined benefit plans, Tax	95	90	58
Net change during the year, Tax	95	90	58
Remeasurements of defined benefit plans, Net	319	298	665
Net change during the year, Net	319	298	665
Translation differences
Exchange differences on translating foreign operations, Gross	259	443	(1,831)
Transfer to income statement, Gross	1	(42)	12
Net change during the year, Gross	260	401	(1,819)
Exchange differences on translating foreign operations, Tax		(1)	(1)
Net change during the year, Tax		(1)	(1)
Exchange differences on translating foreign operations, Net	259	444	(1,830)
Transfer to income statement, Net	1	(42)	12
Net change during the year, Net	260	402	(1,818)
Net investment hedging
Net investment hedging (losses)/gains, Gross	(58)	(79)	440
Transfer to income statement, Gross		6
Net change during the year, Gross	(58)	(73)	440
Net investment hedging (losses)/gains, Tax	(12)	(16)	88
Transfer to income statement, Tax		1
Net change during the year, Tax	(12)	(15)	88
Net investment hedging (losses)/gains, Net	(46)	(63)	352
Transfer to income statement, Net		5
Net change during the year, Net	(46)	(58)	352
Cash flow and other hedges
Net fair value (losses)/gains, Gross	(64)	(44)	129
Transfer to income statement, Gross	62	(9)	(94)
Net change during the year, Gross	(2)	(53)	35
Net fair value (losses)/gains, Tax	(13)	(8)	26
Transfer to income statement, Tax	12	(2)	(19)
Net change during the year, Tax	(1)	(10)	7
Net fair value (losses)/gains, Net	(51)	(36)	103
Transfer to income statement, Net	50	(7)	(75)
Net change during the year, Net	(1)	(43)	28
Financial instruments at fair value through other comprehensive income
Net fair value (losses)/gains, Gross	(126)	(144)
Transfer to income statement on impairment, Gross	40	33
Transfer to income statement on disposal, Gross	94	66
Net change during the year, Gross	8	(45)
Net fair value (losses)/gain, Tax	25	28
Transfer to income statement on impairment, Tax	(8)	(8)
Transfer to income statement on disposal, Tax	(19)	(13)
Net change during the year, Tax	(2)	7
Net fair value (losses)/gains, Net	(101)	(116)
Transfer to income statement on impairment, Net	32	25
Transfer to income statement on disposal, Net	75	53
Net change during the year, Net	6	(38)
Available-for-sale investments
Net fair value (losses)/gains, Gross			19
Transfer to income statement on impairment, Gross			14
Transfer to income statement on disposal, Gross			(121)
Net change during the year, Gross			(88)
Net fair value (losses)/gain, Tax			1
Transfer to income statement on impairment, Tax			1
Transfer to income statement on disposal, Tax			(4)
Net change during the year, Tax			(2)
Net fair value (losses)/gains, Net			18
Net fair value (losses)/gains - Fair value reserves	(101)	(116)
Transfer to income statement on impairment, Net			13
Transfer to income statement on disposal, Net			(117)
Net change during the year, Net			(86)
Other (decrease)/ increase, net, Gross		1	(1)
Other (decrease)/ increase, net, Net		1	(1)
Total, Gross	622	619	(710)
Total, Tax	(84)	(57)	(150)
Other comprehensive income/(loss), net of tax	€ 538	€ 562	€ (860)